GENERAL - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 24,012	$ 26,283	$ 34,331
Bank deposits	65,785	$ 105,750
Marketable Securities	$ 16,508